Retirement Plans and Postretirement Costs (Details 3) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Pension
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	$ 104,388	$ 97,739
Projected benefit obligation	104,388	97,739
SERP
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	1,435	1,245
Projected benefit obligation	$ 1,764	$ 1,590